Digital Assets - Schedule of Additional Information About USTD Digital Assets (Details) - USDT [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Crypto Asset, Activity [Line Items]
Opening balance
Purchases of USDT	719,400
Addition of USDT from private placement	8,900,000
Purchase of USDT from exchange of USDe	500,000
Exchange of USDT into BTC	(748,200)
Exchange of USDT into ENA	(6,149,900)
Exchange of USDT into USDe	(500,000)
Exchange of USDT into USDC	(100)
Payment of operating expenses	(187,100)
Ending balance	$ 2,534,100